Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

18.Income Taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2025	2024
Current income tax:
Current year expense(1)	1,008.5	1,132.0
Adjustments to prior years’ income taxes	(53.9)	(11.4)
	954.6	1,120.6
Deferred income tax:
Origination and reversal of temporary differences	193.7	291.3
Adjustments to prior years’ deferred income taxes	8.2	(36.3)
	201.9	255.0

Provision for income taxes	1,156.5	1,375.6

(1)Includes Pillar Two global minimum taxes of $41.8 in 2025 which primarily related to income earned in Singapore and Bermuda and $93.7 in 2024 which primarily related to income earned in Bermuda.

A significant portion of the company’s earnings before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings before income taxes by jurisdiction and the associated provision for income taxes for the years ended December 31 are summarized in the following table:

	2025					2024
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total
Earnings before income taxes	1,619.7	2,072.4	577.0	2,171.2	6,440.3	1,089.9	2,182.8	662.5	1,703.3	5,638.5
Provision for income taxes	350.6	408.7	58.3	338.9	1,156.5	499.9	454.0	81.2	340.5	1,375.6
Net earnings	1,269.1	1,663.7	518.7	1,832.3	5,283.8	590.0	1,728.8	581.3	1,362.8	4,262.9
(1)	Includes Fairfax India.
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that Odyssey Group has operations outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Comprised of Brit, Ki, and Meadow Foods.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions, and also includes Gulf Insurance which is based in Kuwait and operates through its subsidiaries throughout the Middle East and North Africa region.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2025	2024
Canadian statutory income tax rate	26.5%	26.5%
Provision for income taxes at the Canadian statutory income tax rate	1,706.7	1,494.2
Non-taxable investment income and losses	(163.0)	(88.2)
Tax rate differential on income and losses outside Canada	(347.1)	(140.0)
Change in unrecorded tax benefit of losses and temporary differences	(26.9)	87.3
Change in tax rate for deferred income taxes	(1.2)	49.1
Recovery relating to prior years	(45.7)	(47.7)
Foreign exchange effect	27.7	(23.3)
Other including permanent differences	6.0	44.2
Provision for income taxes	1,156.5	1,375.6

Non-taxable investment income of $163.0 in 2025 and $88.2 in 2024 were principally comprised of dividend income, non-taxable interest income and long term or exempt capital gains, and the 50% of net capital gains and losses which are not taxable or deductible in Canada.

The tax rate differential on income and losses outside Canada of $347.1 in 2025 principally related to income taxed at lower rates in the U.S., Bermuda and Mauritius, partially offset by Pillar Two global minimum taxes of $41.8. The tax rate differential on income and losses outside Canada of $140.0 in 2024 principally related to income taxed at lower rates in the U.S. and Bermuda, partially offset by losses tax effected at lower rates in Mauritius and by Pillar Two global minimum taxes of $93.7.

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2025	2024
Income taxes refundable	86.9	86.7
Income taxes payable	(439.9)	(432.3)
Net income taxes payable	(353.0)	(345.6)

Changes in net income taxes payable during the years ended December 31 were as follows:

	2025	2024
Balance - January 1	(345.6)	(247.9)
Amounts recorded in the consolidated statements of earnings	(954.6)	(1,120.6)
Payments made during the year	953.5	1,005.6
Foreign exchange effect and other	(6.3)	17.3
Balance - December 31	(353.0)	(345.6)

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2025
			Insurance
	Operating		contracts and
	and		reinsurance
	capital		contract	Intangible	Tax
	losses	Investments	assets held	assets	credits	Other	Total
Balance - January 1	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)
Amounts recorded in the consolidated statement of earnings	(19.8)	(440.6)	188.7	(9.6)	(5.5)	84.9	(201.9)
Amounts recorded in total equity	6.3	(33.2)	—	—	—	(22.2)	(49.1)
Acquisitions of subsidiaries (note 21)	15.8	—	—	(9.7)	—	(2.1)	4.0
Divestitures of non-insurance subsidiaries (note 21)	(8.8)	0.1	—	(13.3)	—	43.3	21.3
Foreign exchange effect and other	3.6	52.4	0.5	(15.4)	(0.7)	(5.3)	35.1
Balance - December 31	251.2	(1,188.8)	(287.6)	(490.8)	52.8	83.6	(1,579.6)

	2024
			Insurance
	Operating		contracts and
	and		reinsurance
	capital		contract	Intangible	Tax
	losses	Investments	assets held	assets	credits	Other	Total
Balance - January 1	313.4	(611.8)	(358.0)	(308.3)	33.6	(18.1)	(949.2)
Amounts recorded in the consolidated statement of earnings	(59.8)	(183.7)	(119.0)	36.3	25.5	45.7	(255.0)
Amounts recorded in total equity	5.8	14.4	—	—	—	(27.8)	(7.6)
Acquisitions of subsidiaries (note 21)	10.7	0.1	(0.3)	(186.1)	(0.3)	(31.1)	(207.0)
Foreign exchange effect and other	(16.0)	13.5	0.5	15.3	0.2	16.3	29.8
Balance - December 31	254.1	(767.5)	(476.8)	(442.8)	59.0	(15.0)	(1,389.0)

Management expects that recognized deferred income tax assets will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax liability at December 31, 2025 related to investments (primarily related to net unrealized investment gains at the holding company), intangible assets, and insurance contracts and reinsurance contract assets held, partially offset by deferred income tax assets related to operating and capital losses and tax credits. Insurance contracts and reinsurance contract assets held are recorded on a discounted basis in these consolidated financial statements but are calculated at different discount rates or on an undiscounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Brit, Recipe, and Meadow Foods) that are typically not deductible in the determination of income taxes payable. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are typically only recognized for income tax purposes when realized (particularly in the U.S. and several other jurisdictions). The deferred income tax asset related to operating and capital losses arises primarily at Brit and Northbridge. Tax credits are primarily in the U.S. and principally relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred income tax includes taxable and deductible temporary differences related to pensions, restricted interest and financing expenses and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2025 deferred income tax assets of $935.9 (December 31, 2024 - $965.7), which relate principally to operating and capital losses, have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $2,134.3 (December 31, 2024 - $2,016.5), losses in Europe of $732.1 (December 31, 2024 - $703.6), losses in the U.S. of $355.8 (December 31, 2024 - $375.6), and losses at Allied World, Falcon, and Farmers Edge of $169.1 across various jurisdictions (December 31, 2024 - $208.1). The losses in Canada expire between 2029 and 2045. The losses and foreign tax credits in the U.S. primarily expire between 2026 and 2045. Substantially all of the losses in Europe do not have an expiry date. Allied World’s losses are primarily in Asia, with no expiry date, and in Switzerland which expire within seven years.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries, which at December 31, 2025 amounted to approximately $18.7 billion (December 31, 2024 - approximately $16.2 billion) and are not likely to be repatriated in the foreseeable future.